UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

3.31.2013

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2013 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Portfolio

	Shares	Value
Affiliated Investment Companies - 100.0%
EQUITY - 97.0%
John Hancock Funds II (G) - 82.9%
All Cap Core, Class NAV (QS Investors)	10,642,916	$118,881,374
All Cap Value, Class NAV (Lord Abbett)	7,994,037	101,844,028
Alpha Opportunities, Class NAV
(Wellington)	18,423,659	217,951,880
Blue Chip Growth, Class NAV (T. Rowe
Price)	8,322,091	219,536,750
Capital Appreciation , Class NAV
(Jennison)	13,436,989	187,042,885
Capital Appreciation Value, Class NAV (T.
Rowe Price)	17,249,370	204,577,523
China Emerging Leaders, Class NAV
(Atlantis)	5,390,215	53,578,742
Emerging Markets, Class NAV (DFA)	33,173,820	353,301,188
Equity-Income, Class NAV (T. Rowe
Price)	9,856,630	175,152,322
Fundamental Global Franchise, Class NAV
(John Hancock1)(A)	3,295,866	39,352,645
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	10,102,493	121,937,093
Fundamental Value, Class NAV (Davis)	9,513,700	168,392,492
Global Real Estate, Class NAV (Deutsche)	5,775,806	50,596,060
Health Sciences, Class NAV (T. Rowe
Price)	4,547,114	70,753,096
Heritage, Class NAV (American Century)	3,191,444	24,893,261
International Growth Opportunities Fund
(Baillie Gifford)	4,804,712	56,119,040
International Growth Stock, Class NAV
(Invesco)	7,121,693	84,819,360
International Small Cap, Class NAV
(Franklin)	2,926,660	48,524,020
International Small Company, Class NAV
(DFA)	5,573,191	49,099,811
International Value, Class NAV (Franklin)	11,429,998	163,448,977
Mid Cap Stock, Class NAV (Wellington)	5,720,230	111,716,100
Mid Cap Value Equity, Class NAV
(Columbia)	1,697,854	15,178,818
Mid Value, Class NAV (T. Rowe Price)	6,657,926	96,739,666
Mutual Shares, Class NAV (Franklin)	4,871,904	62,214,208
Natural Resources, Class NAV (RS
Investments/Wellington)	4,710,799	80,695,987
Real Estate Equity, Class NAV (T. Rowe
Price)	2,019,803	20,238,424
Redwood, Class NAV (RCM)	3,667,845	40,309,617
Science and Technology, Class NAV (T.
Rowe Price/RCM) (I)	3,023,114	30,321,837
Small Cap Growth, Class NAV
(Wellington)	2,429,479	22,667,035
Small Cap Opportunities, Class NAV
(Invesco/DFA)	843,896	22,667,035
Small Cap Value, Class NAV (Wellington)	1,362,092	24,286,109
Small Company Growth, Class NAV
(Invesco)	1,162,582	19,833,655
Small Company Value, Class NAV (T.
Rowe Price)	1,130,638	36,429,163
Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	2,037,198	19,923,795
Technical Opportunities, Class NAV
(Wellington) (I)	7,448,708	89,161,030

U.S. Equity, Class NAV (GMO)	11,633,711	147,166,440

	Shares	Value
Value, Class NAV (Invesco)	2,353,754	$24,690,877

John Hancock Funds III (G) - 13.2%
Disciplined Value, Class NAV (Robeco)	5,268,408	82,029,118
Global Shareholder Yield, Class NAV
(Epoch)	8,251,113	88,864,487
International Core, Class NAV (GMO)	3,300,090	96,494,639
International Value Equity, Class NAV
(John Hancock1) (A)	5,735,726	49,671,389
Rainier Growth, Class NAV (Rainier)	2,996,822	74,500,989
Strategic Growth, Class NAV (John
Hancock1) (A)	11,362,924	143,968,250

John Hancock Investment Trust (G) - 0.9%
Small Cap Intrinsic Value, Class NAV
(John Hancock1)(A)	3,064,577	38,521,736

ALTERNATIVE - 3.0%
John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV (First
Quadrant)	8,540,517	81,220,320
Global Absolute Return Strategies, Class
NAV (Standard Life)	3,721,709	40,715,492

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$3,165,287,290)		$4,070,028,763

Total Investments (Lifestyle Aggressive Portfolio) (Cost
$3,165,287,290) - 100.0%		$4,070,028,763

Other assets and liabilities, net - 0.0%		(172,113)

TOTAL NET ASSETS - 100.0%		$4,069,856,650

1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2013 (Unaudited)
(showing percentage of total net assets)

Lifestyle Growth Portfolio

	Shares	Value

Affiliated Investment Companies - 100.0%
EQUITY - 81.6%
John Hancock Funds II (G) - 69.5%
All Cap Core, Class NAV (QS Investors)	25,405,163	$283,775,666
All Cap Value, Class NAV (Lord Abbett)	21,297,561	271,330,926
Alpha Opportunities, Class NAV
(Wellington)	45,451,528	537,691,581
Blue Chip Growth, Class NAV (T. Rowe
Price)	21,976,819	579,748,479
Capital Appreciation, Class NAV
(Jennison)	35,388,503	492,607,956
Capital Appreciation Value, Class NAV (T.
Rowe Price)	59,211,855	702,252,595
China Emerging Leaders, Class NAV
(Atlantis)	12,424,633	123,500,848
Emerging Markets, Class NAV (DFA)	77,217,408	822,365,400
Equity-Income, Class NAV (T. Rowe
Price)	26,336,151	467,993,411
Fundamental Global Franchise, Class NAV
(John Hancock1)(A)	11,259,584	134,439,429
Fundamental Large Cap Value, Class NAV
(John Hancock1)(A)	26,572,473	320,729,747
Fundamental Value, Class NAV (Davis)	22,850,373	404,451,596
Global Real Estate, Class NAV (Deutsche)	17,979,514	157,500,546
Health Sciences, Class NAV (T. Rowe
Price)	12,254,195	190,675,281
Heritage, Class NAV (American Century)	8,157,801	63,630,847
International Growth Opportunities, Class
NAV (Baillie Gifford)	11,385,024	132,977,081
International Growth Stock, Class NAV
(Invesco)	16,738,534	199,355,941
International Small Cap, Class NAV
(Franklin)	6,057,878	100,439,618
International Small Company, Class NAV
(DFA)	11,533,629	101,611,275
International Value, Class NAV (Franklin)	26,977,265	385,774,896
Mid Cap Stock, Class NAV (Wellington)	14,661,486	286,338,813
Mid Cap Value Equity, Class NAV
(Columbia)	4,270,527	38,178,508
Mid Value, Class NAV (T. Rowe Price)	17,079,168	248,160,305
Mutual Shares, Class NAV (Franklin)	12,963,530	165,544,279
Natural Resources, Class NAV (RS
Investments/Wellington)	10,848,343	185,832,122
Real Estate Equity, Class NAV (T. Rowe
Price)	6,248,380	62,608,770
Redwood, Class NAV (RCM)	11,250,373	123,641,603
Science and Technology, Class NAV (T.
Rowe Price/RCM) (I)	8,073,801	80,980,222
Small Cap Growth, Class NAV
(Wellington)	5,115,020	47,723,136
Small Cap Opportunities, Class NAV
(Invesco/DFA)	1,776,736	47,723,136
Small Cap Value, Class NAV (Wellington)	2,855,002	50,904,678
Small Company Growth, Class NAV
(Invesco)	2,424,388	41,360,051
Small Company Value, Class NAV (T.
Rowe Price)	2,369,864	76,357,017
Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	4,223,730	41,308,080

Technical Opportunities, Class NAV
(Wellington) (I)	19,964,886	238,979,686
U.S. Equity, Class NAV (GMO)	40,295,540	509,738,586

	Shares	Value
Value, Class NAV (Invesco)	6,065,858	$63,630,847

John Hancock Funds III (G) - 11.5%
Disciplined Value, Class NAV (Robeco)	13,989,385	217,814,730
Global Shareholder Yield, Class NAV
(Epoch)	28,564,536	307,640,054
International Core, Class NAV (GMO)	7,769,257	227,173,072
International Value Equity, Class NAV
(John Hancock1)(A)	13,465,959	116,615,208
Rainier Growth, Class NAV (Rainier)	7,860,147	195,403,251
Strategic Growth, Class NAV (John
Hancock1)(A)	30,759,336	389,720,782

John Hancock Investment Trust (G) - 0.6%
Small Cap Intrinsic Value, Class NAV
(John Hancock1)(A)	6,334,368	79,623,002

FIXED INCOME - 15.4%
John Hancock Funds II (G) - 15.4%
Active Bond, Class NAV (John
Hancock1/Declaration)(A)	18,500,975	193,705,204
Asia Total Return Bond, Class NAV (John
Hancock1)(A)(I)	8,139,117	81,228,384
Floating Rate Income, Class NAV
(WAMCO)	36,151,785	343,080,441
Global Bond, Class NAV (PIMCO)	5,855,232	72,429,224
Global High Yield, Class NAV (Stone
Harbor)	9,438,923	99,580,638
High Income, Class NAV (John
Hancock1)(A)	13,731,732	112,188,253
High Yield, Class NAV (WAMCO)	13,236,315	124,950,813
Real Return Bond, Class NAV (PIMCO)	4,957,826	62,617,337
Short Duration Credit Opportunities Fund,
Class NAV (Stone Harbor)	15,153,292	158,503,435
Spectrum Income, Class NAV (T. Rowe
Price)	14,170,371	158,849,860
Strategic Income Opportunities, Class
NAV (John Hancock1)(A)	20,090,106	226,616,399
Total Return, Class NAV (PIMCO)	13,515,598	193,543,363
U.S. High Yield Bond, Class NAV (Wells
Capital)	9,786,025	124,673,957

ALTERNATIVE - 3.0%
John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV (First
Quadrant)	26,214,172	249,296,779
Global Absolute Return Strategies, Class
NAV (Standard Life)	11,443,077	125,187,263

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$10,108,168,215)		$12,642,304,407

Total Investments (Lifestyle Growth Portfolio) (Cost
$10,108,168,215) - 100.0%		$12,642,304,407

Other assets and liabilities, net - 0.0%		414,953

TOTAL NET ASSETS - 100.0%		$12,642,719,360

2

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2013 (Unaudited)
(showing percentage of total net assets)

Lifestyle Balanced Portfolio

	Shares	Value

Affiliated Investment Companies - 100.0%
EQUITY - 60.1%
John Hancock Funds II (G) - 50.7%
All Cap Core, Class NAV (QS Investors)	14,128,180	$157,811,773
All Cap Value, Class NAV (Lord Abbett)	16,978,656	216,308,081
Alpha Opportunities, Class NAV
(Wellington)	28,633,785	338,737,673
Blue Chip Growth, Class NAV (T. Rowe
Price)	17,535,791	462,594,174
Capital Appreciation, Class NAV
(Jennison)	28,095,072	391,083,399
Capital Appreciation Value, Class NAV (T.
Rowe Price)	51,954,484	616,180,176
China Emerging Leaders, Class NAV
(Atlantis)	9,109,814	90,551,550
Emerging Markets, Class NAV (DFA)	55,734,007	593,567,171
Equity-Income, Class NAV (T. Rowe
Price)	20,976,569	372,753,639
Fundamental Global Franchise, Class NAV
(John Hancock1)(A)	11,131,987	132,915,924
Fundamental Large Cap Value, Class NAV
(John Hancock1)(A)	21,239,168	256,356,762
Fundamental Value, Class NAV (Davis)	14,910,536	263,916,491
Global Real Estate, Class NAV (Deutsche)	19,577,922	171,502,599
Health Sciences, Class NAV (T. Rowe
Price)	11,199,365	174,262,117
Heritage, Class NAV (American Century)	5,725,277	44,657,161
International Growth Opportunities (Baillie
Gifford)	9,394,721	109,730,339
International Growth Stock, Class NAV
(Invesco)	13,634,650	162,388,683
International Small Cap, Class NAV
(Franklin)	4,375,823	72,551,149
International Small Company, Class NAV
(DFA)	8,331,155	73,397,479
International Value, Class NAV (Franklin)	22,136,156	316,547,029
Mid Cap Stock, Class NAV (Wellington)	10,218,212	199,561,687
Mid Cap Value Equity, Class NAV
(Columbia)	2,965,905	26,515,189
Mid Value, Class NAV (T. Rowe Price)	11,909,601	173,046,498
Mutual Shares, Class NAV (Franklin)	10,334,003	131,965,216
Natural Resources, Class NAV (RS
Investments/Wellington)	11,247,699	192,673,080
Real Estate Equity, Class NAV (T. Rowe
Price)	6,847,104	68,607,986
Redwood, Class NAV (RCM)	12,187,329	133,938,751
Science and Technology, Class NAV (T.
Rowe Price/RCM) (I)	6,749,387	67,696,355
Small Cap Growth, Class NAV
(Wellington)	4,188,105	39,075,016
Small Cap Opportunities, Class NAV
(Invesco/DFA)	1,454,766	39,075,016
Small Cap Value, Class NAV (Wellington)	2,348,070	41,866,088
Small Company Growth, Class NAV
(Invesco)	1,963,240	33,492,871
Small Company Value, Class NAV (T.
Rowe Price)	1,949,073	62,799,132
Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	3,423,755	33,484,320

Technical Opportunities, Class NAV
(Wellington) (I)	11,024,663	131,965,216
U.S. Equity, Class NAV (GMO)	40,445,342	511,633,575

	Shares	Value
Value, Class NAV (Invesco)	4,257,117	$44,657,161

John Hancock Funds III (G) - 9.0%
Disciplined Value, Class NAV (Robeco)	11,184,114	174,136,648
Global Shareholder Yield, Class NAV
(Epoch)	28,870,071	310,930,670
International Core, Class NAV (GMO)	6,354,992	185,819,980
International Value Equity, Class NAV
(John Hancock1)(A)	11,023,873	95,466,741
Rainier Growth, Class NAV (Rainier)	6,293,401	156,453,948
Strategic Growth, Class NAV (John
Hancock1)(A)	24,311,366	308,025,011

John Hancock Investment Trust (G) - 0.5%
Small Cap Intrinsic Value, Class NAV
(John Hancock1)(A)	5,077,995	63,830,393

FIXED INCOME - 36.4%
John Hancock Funds II (G) - 36.4%
Active Bond, Class NAV (John
Hancock1/Declaration)(A)	52,426,895	548,909,592
Asia Total Return Bond, Class NAV (John
Hancock1)(A)(I)	15,552,190	155,210,852
Core Bond, Class NAV (Wells Capital)	18,037,622	235,932,093
Floating Rate Income, Class NAV
(WAMCO)	81,055,353	769,215,297
Global Bond, Class NAV (PIMCO)	20,500,516	253,591,383
Global High Yield, Class NAV (Stone
Harbor)	16,612,635	175,263,299
High Income, Class NAV (John
Hancock1)(A)	21,668,601	177,032,470
High Yield, Class NAV (WAMCO)	23,725,933	223,972,804
Investment Quality Bond, Class NAV
(Wellington)	7,922,407	101,169,132
Real Return Bond, Class NAV (PIMCO)	16,071,575	202,983,998
Short Duration Credit Opportunities Fund,
Class NAV (Stone Harbor)	41,917,748	438,459,640
Spectrum Income, Class NAV (T. Rowe
Price)	39,193,825	439,362,782
Strategic Income Opportunities, Class
NAV (John Hancock1)(A)	44,508,893	502,060,316
Total Return, Class NAV (PIMCO)	38,326,632	548,837,375
U.S. High Yield Bond, Class NAV (Wells
Capital)	17,463,756	222,488,245

ALTERNATIVE - 3.5%
John Hancock Funds II (G) - 3.5%
Currency Strategies, Class NAV (First
Quadrant)	31,944,670	303,793,813
Global Absolute Return Strategies, Class
NAV (Standard Life)	15,493,965	169,503,977

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$11,318,214,826)		$13,712,316,985

Total Investments (Lifestyle Balanced Portfolio) (Cost
$11,318,214,826) - 100.0%		$13,712,316,985

Other assets and liabilities, net - 0.0%		517,441

TOTAL NET ASSETS - 100.0%		$13,712,834,426

3

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2013 (Unaudited)
(showing percentage of total net assets)

Lifestyle Moderate Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 39.5%
John Hancock Funds II (G) - 33.9%
All Cap Value, Class NAV (Lord Abbett)	5,299,144	$67,511,094
Alpha Opportunities, Class NAV
(Wellington)	6,424,841	76,005,868
Blue Chip Growth, Class NAV (T. Rowe
Price)	4,101,463	108,196,588
Capital Appreciation Value, Class NAV
(T.Rowe Price)	13,721,920	162,741,971
Capital Appreciation, Class NAV
(Jennison)	6,616,468	92,101,228
Emerging Markets, Class NAV (DFA)	10,497,669	111,800,170
Equity-Income, Class NAV (T. Rowe
Price)	6,617,082	117,585,549
Fundamental Global Franchise, Class NAV
(John Hancock1)(A)	2,870,952	34,279,168
Fundamental Large Cap Value, Class NAV
(John Hancock1)(A)	6,593,423	79,582,615
Fundamental Value, Class NAV (Davis)	3,713,148	65,722,721
Global Real Estate, Class NAV (Deutsche)	5,110,221	44,765,533
International Growth Opportunities, Class
NAV (Baillie Gifford)	1,983,116	23,162,801
International Growth Stock, Class NAV
(Invesco)	2,888,238	34,398,910
International Small Cap, Class NAV
(Franklin)	713,757	11,834,088
International Small Company, Class NAV
(DFA)	1,358,926	11,972,136
International Value, Class NAV (Franklin)	4,664,896	66,708,016
Mid Cap Stock, Class NAV (Wellington)	2,578,660	50,361,224
Mid Value, Class NAV (T. Rowe Price)	3,466,017	50,361,224
Natural Resources, Class NAV (RS
Investments/Wellington)	2,591,660	44,395,131
Real Estate Equity, Class NAV (T. Rowe
Price)	2,228,738	22,331,951
Redwood, Class NAV (RCM)	3,975,176	43,687,181
Small Cap Growth, Class NAV
(Wellington)	1,151,525	10,743,728
Small Cap Value, Class NAV (Wellington)	627,672	11,191,383
Small Company Growth, Class NAV
(Invesco)	524,801	8,953,106
Small Company Value, Class NAV (T.
Rowe Price)	514,067	16,563,247
Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	935,857	9,152,684
U.S. Equity, Class NAV (GMO)	10,249,571	129,657,069

John Hancock Funds III (G) - 5.6%
Global Shareholder Yield, Class NAV
(Epoch)	7,389,286	79,582,615
International Core, Class NAV (GMO)	1,348,886	39,441,437
International Value Equity, Class NAV
(John Hancock1)(A)	2,327,011	20,151,916
Rainier Growth, Class NAV (Rainier)	1,474,725	36,661,654
Strategic Growth, Class NAV (John
Hancock1)(A)	5,540,146	70,193,654

	Shares	Value
Fixed Income - 56.8%
John Hancock Funds II (G) - 56.8%
Active Bond, Class NAV (John
Hancock/Declaration1)(A)	34,124,827	$357,286,938
Asia Total Return Bond, Class NAV (John
Hancock) (I)	6,613,030	65,998,044
Core Bond, Class NAV (Wells Capital)	12,011,429	157,109,495
Floating Rate Income, Class NAV
(WAMCO)	39,406,407	373,966,805
Global Bond, Class NAV (PIMCO)	10,115,151	125,124,412
Global High Yield, Class NAV (Stone
Harbor)	7,120,914	75,125,639
High Income, Class NAV (John
Hancock1)(A)	9,279,031	75,809,686
High Yield, Class NAV (WAMCO)	10,144,188	95,761,130
Investment Quality Bond, Class NAV
(Wellington)	7,271,800	92,860,885
Real Return Bond, Class NAV (PIMCO)	6,986,544	88,240,048
Short Duration Credit Opportunities Fund,
Class NAV (Stone Harbor)	17,029,957	178,133,348
Spectrum Income, Class NAV (T. Rowe
Price)	15,909,702	178,347,764
Strategic Income Opportunities, Class
NAV (John Hancock1)(A)	18,086,533	204,016,096
Total Return, Class NAV (PIMCO)	24,943,794	357,195,127
U.S. High Yield Bond, Class NAV (Wells
Capital)	7,474,640	95,226,913

Alternative - 3.7%
John Hancock Funds II (G) - 3.7%
Currency Strategies, Class NAV (First
Quadrant)	11,112,574	105,680,582
Global Absolute Return Strategies, Class
NAV (Standard Life)	5,437,242	59,483,428

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$3,890,214,140)		$4,437,164,000

Total Investments (Lifestyle Moderate Portfolio) (Cost
$3,890,214,140) - 100.0%		$4,437,164,000

Other assets and liabilities, net - 0.0%		1,793,676

TOTAL NET ASSETS - 100.0%		$4,438,957,676

4

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2013 (Unaudited)
(showing percentage of total net assets)

Lifestyle Conservative Portfolio

	Shares	Value

Affiliated Investment Companies - 100.0%
EQUITY - 20.0%
John Hancock Funds II (G) - 18.3%
All Cap Value, Class NAV (Lord Abbett)	557,444	$7,101,841
Blue Chip Growth, Class NAV (T. Rowe
Price)	4,397,147	115,996,730
Capital Appreciation Value, Class NAV
(T.Rowe Price)	7,651,412	90,745,741
Emerging Markets, Class NAV (DFA)	3,940,463	41,965,932
Equity-Income, Class NAV (T. Rowe
Price)	4,973,464	88,378,461
Fundamental Global Franchise, Class NAV
(John Hancock1)(A)	1,833,649	21,893,774
Fundamental Large Cap Value, Class NAV
(John Hancock1)(A)	621,076	7,496,387
Fundamental Value, Class NAV (Davis)	3,232,162	57,209,272
Global Real Estate, Class NAV (Deutsche)	3,377,968	29,591,003
International Growth Stock, Class NAV
(Invesco)	1,805,846	21,507,625
International Value, Class NAV (Franklin)	3,014,699	43,110,193
Mid Cap Stock, Class NAV (Wellington)	757,578	14,795,501
Mid Value, Class NAV (T. Rowe Price)	1,018,273	14,795,501
Natural Resources, Class NAV (RS
Investments/Wellington)	1,149,079	19,683,730
Real Estate Equity, Class NAV (T. Rowe
Price)	1,968,796	19,727,335
Redwood, Class NAV (RCM)	3,590,052	39,454,670
Small Cap Growth, Class NAV
(Wellington)	1,057,199	9,863,668
Small Company Value, Class NAV (T.
Rowe Price)	306,135	9,863,668
U.S. Equity, Class NAV (GMO)	6,206,703	78,514,793

John Hancock Funds III (G) - 1.7%
Global Shareholder Yield, Class NAV
(Epoch)	4,469,331	48,134,697
International Core, Class NAV (GMO)	743,470	21,739,051

FIXED INCOME - 76.0%
John Hancock Funds II (G) - 76.0%
Active Bond, Class NAV (John
Hancock1/Declaration)(A)	38,483,923	402,926,677
Asia Total Return Bond, Class NAV (John
Hancock1)(A)(I)	6,636,001	66,227,288
Core Bond, Class NAV (Wells Capital)	16,056,547	210,019,640
Floating Rate Income, Class NAV
(WAMCO)	42,235,858	400,818,294
Global Bond, Class NAV (PIMCO)	12,367,043	152,980,318
Global High Yield, Class NAV (Stone
Harbor)	6,676,823	70,440,482
High Income, Class NAV (John
Hancock1)(A)	8,634,519	70,544,020
High Yield, Class NAV (WAMCO)	9,510,943	89,783,298
Investment Quality Bond, Class NAV
(Wellington)	16,442,228	209,967,252
Multi-Sector Bond, Class NAV (Stone
Harbor)	17,554,533	183,620,416

	Shares	Value

Real Return Bond, Class NAV (PIMCO)	11,107,395	$140,286,403
Short Term Government Income, Class
NAV (John Hancock1)(A)	16,073,803	160,255,814
Spectrum Income, Class NAV (T. Rowe
Price)	16,412,812	183,987,621
Strategic Income Opportunities, Class
NAV (John Hancock1)(A)	18,656,023	210,439,942
Total Return, Class NAV (PIMCO)	28,140,528	402,972,358
U.S. High Yield Bond, Class NAV (Wells
Capital)	7,047,355	89,783,298

ALTERNATIVE - 4.0%
John Hancock Funds II (G) - 4.0%
Global Absolute Return Strategies, Class
NAV (Standard Life)	5,312,697	58,120,904
Currency Strategies, Class NAV (First
Quadrant)	10,729,134	102,034,064

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$3,636,943,122)		$4,006,777,662

Total Investments (Lifestyle Conservative Portfolio) (Cost
$3,636,943,122) - 100.0%		$4,006,777,662

Other assets and liabilities, net - 0.0%		788,869

TOTAL NET ASSETS - 100.0%		$4,007,566,531

(A) The subadvisor is an affiliate of the advisor.

(G) The Portfolio's subadvisor is shown parenthetically.

(I) Non-income producing.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

5

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2013 (Unaudited)
(showing percentage of total net assets)

Footnotes
(A) The subadviser is an affiliate of the adviser.
(G) The underlying fund’s subadviser is shown parenthetically.
(I) Non-income producing.
(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

Investment Companies
Underlying Funds’ Investment Managers

American Century Investment Management, Inc.	(American
Century)

Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)

Baillie Gifford Overseas, Ltd.	(Baillie Gifford)

Columbia Management Advisers, LLC	(Columbia)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research, LLC	(Declaration)

Deutsche Investment Management Americas Inc.	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Adviser
Franklin Templeton Investments Corp.	(Franklin)
Templeton Investment Counsel, LLC

Frontier Capital Management Company, LLC	(Frontier)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management*	(John Hancock)

Lord, Abbett & Co. LLC	(Lord Abbett)

Pacific Investment Management Company LLC	(PIMCO)

Perimeter Capital Management	(Perimeter)

QS Investors, Inc.	(QS Investors)

Rainier Investment Management, Inc.	(Rainier)

RCM Capital Management LLC	(RCM)

Robeco Investment Management, Inc.	(Robeco)

RS Investment Management Company LLC	(RS Investment)

Standard Life Investments (Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

* Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

6

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2013 (Unaudited)
(showing percentage of total net assets)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the John Hancock Lifestyle Portfolios (the Portfolios’) in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes

The cost of investments owned at March 31, 2013, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Lifestyle Aggressive	$3,281,452,042	$788,576,721	-	$788,576,721
Lifestyle Growth	10,453,861,854	2,188,458,759	($16,206)	2,188,442,553
Lifestyle Balanced	11,681,772,386	2,030,586,143	(41,544)	2,030,544,599
Lifestyle Moderate	3,959,008,279	483,653,581	(5,497,860)	478,155,721
Lifestyle Conservative	3,697,853,613	310,085,094	(1,161,045)	308,924,049

For additional information on the Portfolios' significant accounting policies, please refer to the Fund's Portfolios' most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** N/A	**Express mail:** N/A
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LSQ1 3/13
5/13

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: May 22, 2013

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 22, 2013